Note 1 - Description of Business and Liquidity (Details Textual)			12 Months Ended
	Apr. 23, 2019 USD ($)	Apr. 03, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 18, 2019 USD ($)	Dec. 31, 2015 USD ($)
Statement Line Items [Line Items]
Retained earnings			$ (133,195,932)	$ (116,873,153)	$ (104,075,356)		$ (90,850,672)
Working capital			3,847,842
Net cash flows from (used in) operating activities			(9,288,588)	$ (9,163,689)	$ (9,961,419)
Offering, maximum amount to raise			$ 50,000,000
Private placement of convertible debentures [member] | Issuannce of borrowings [member]
Statement Line Items [Line Items]
Proceeds from borrowings, classified as financing activities		$ 1,929,000
Borrowings, interest rate		12.00%
Borrowings, interest rate, monthly payable		1.00%
Bridge loan [member] | Issuannce of borrowings [member]
Statement Line Items [Line Items]
Proceeds from borrowings, classified as financing activities	$ 2,000,000
Line of credit, maximum borrowing capacity						$ 5,000,000